N-4	Jul. 31, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
Portfolio Company	Current Expenses
American Funds Insurance Series® International Fund - Class 4	1.03%

Portfolio Companies [Table Text Block]
Portfolio Company	Current Expenses
American Funds Insurance Series® International Fund - Class 4	1.03%

American Funds Insurance Series® International Fund - Class 4 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund - Class 4
Current Expenses [Percent]	1.03%